Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	447,766	452,145	503,230	505,223	121.29	15,317,000
2023	500,460	495,542	568,113	566,004	96.44	12,375,000
2022	522,400	520,340	514,573	513,644	76.87	14,631,000

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), Chairman of the Board, President and Chief Executive Officer, Jeffrey S. Stauffer, for the respective years shown.

Column (c). Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Column (d). Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2022 and 2023 are Messrs. Neiss and Kitsch.

Column (e). Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Column (f). Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.

Column (g). Reflects “Net Income” reported in the company's Consolidated Statements of Income for each year.

Named Executive Officers, Footnote		Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), Chairman of the Board, President and Chief Executive Officer, Jeffrey S. Stauffer, for the respective years shown.
PEO Total Compensation Amount	[1]	$ 447,766	$ 500,460	$ 522,400
PEO Actually Paid Compensation Amount	[2]	$ 452,145	495,542	520,340
Adjustment To PEO Compensation, Footnote
	2024	2023	2022
Summary Compensation Table Total	$447,766	$500,460	$522,400
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table			$43,260
Plus: fair value of awards granted during the year that remain unvested as of year end			$41,200
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	2,105	(2,416)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	2,274	(2,502)
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$452,145	$495,542	$520,340

Non-PEO NEO Average Total Compensation Amount	[3]	$ 503,230	568,113	514,573
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 505,223	566,004	513,644
Adjustment to Non-PEO NEO Compensation Footnote
	2024	2023	2022
Summary Compensation Table Total	$503,230	$568,113	$514,573
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table			$19,505
Plus: fair value of awards granted during the year that remain unvested as of year end			$18,576
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	1,173	(967)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	820	(1,142)
Plus: dividends or other earnings paid during year prior to vesting date of award
Compensation Actually Paid	$505,223	$566,004	$513,644

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return (TSR)

From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 4.8% and increased by 10.2%, respectively, compared to a 25.5% increase in our TSR over the same time period.

From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 8.8% and decreased by 10.7%, respectively, compared to a 25.8% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Net Income

From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 4.8% and increased by 10.2%, respectively, compared to a 15.4% decrease in our Net Income over the same time period.

From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 8.8% and decreased by 10.7%, respectively, compared to a 23.8% increase in our Net Income over the same time period.

Total Shareholder Return Amount	[5]	$ 121.29	96.44	76.87
Net Income (Loss)	[6]	$ 15,317,000	12,375,000	14,631,000
PEO Name		Jeffrey S. Stauffer
Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		$ 447,766	500,460	522,400
Non-PEO NEO Average Compensation Actually Paid Amount		503,230	568,113	514,573
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount				43,260
Non-PEO NEO Average Compensation Actually Paid Amount				19,505
Plus: fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount				41,200
Non-PEO NEO Average Compensation Actually Paid Amount				18,576
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		2,105	(2,416)
Non-PEO NEO Average Compensation Actually Paid Amount		1,173	(967)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		2,274	(2,502)
Non-PEO NEO Average Compensation Actually Paid Amount		820	(1,142)
Compensation Actually Paid [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		452,145	495,542	520,340
Non-PEO NEO Average Compensation Actually Paid Amount		$ 505,223	$ 566,004	$ 513,644

[1]	Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), Chairman of the Board, President and Chief Executive Officer, Jeffrey S. Stauffer, for the respective years shown.
[2]	Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
[3]	Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2022 and 2023 are Messrs. Neiss and Kitsch.
[4]	Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
[5]	Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.
[6]	Reflects “Net Income” reported in the company's Consolidated Statements of Income for each year.